SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-        SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP").

a.	Use of estimates

The preparation of consolidated financial statements in conformity with the U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they were made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

b.	Financial statements in United States dollars

The majority of the revenues of the Group are generated in or linked to the U.S. dollar ("Dollar"). In addition, a substantial portion of the Group's costs are incurred in Dollars. The Company's management believes that the Dollar is the currency of the primary economic environment in which the Company and certain of its subsidiaries operate. Therefore, the functional and reporting currency of the Company and certain of its subsidiaries is the Dollar.

Transactions and balances denominated in U.S. dollars are presented at their original amounts. Monetary accounts maintained in currencies other than the U.S. dollar are re-measured into U.S. dollars in accordance with ASC 830-10, "Foreign Currency Matters". All transactions gains and losses of the re-measurement of monetary balance sheets items are reflected in the consolidated statements of comprehensive loss as financial income or expenses, as appropriate.

For those foreign subsidiaries, whose functional currency has been determined to be their local currency, assets and liabilities are translated at the year- end exchange rates and statements operations items are translated at the average exchange rate prevailing during the period. The resulting translation adjustments are recorded as a separate component of accumulated other comprehensive income (loss) in shareholders' equity or recorded in the consolidate statements of operations as financial income or expenses, as appropriate.

c.	Principles of consolidation

The consolidated financial statements include the accounts of the Group. Intercompany transactions and balances, including profits from intercompany sales not yet realized outside the Group, have been eliminated upon consolidation.

d.	Cash equivalents

Cash equivalents are short-term unrestricted highly liquid investments that are readily convertible to cash with original maturities of three months or less from time to deposit.

e.	Restricted cash

Restricted cash is a deposit account which is held by the Company on behalf of Company's customers.

f.	Marketable securities

The Company accounts for investments in debt and equity securities in accordance with ASC 320, "Debt and Equity Securities" ("ASC 320"). Management determines the appropriate classification of its investments in marketable securities at the time of purchase and reevaluates such determinations at each balance sheet date. The Company classifies all of its securities as available for sale carried at fair market value. Fair value is determined based on observable market value quotes. Available-for-sale securities are carried at fair value, with unrealized gains and losses reported in "accumulated other comprehensive income (loss)" in shareholders' equity. Realized gains and losses on sales of investments, are included in earnings and are derived using the specific identification method for determining the cost of securities (see also Note 4). Interest and dividends on securities are included in financial income (expense), net.

The Company periodically reviews its marketable securities for impairment. If the Company concludes that any of these investments are impaired, the Company determines whether such impairment is "other-than-temporary" as defined under ASC 320-10-35.

The Company accounts for investments in marketable securities in accordance with, ASC 320 "Recognition and Presentation of Other-Than-Temporary Impairments" that changed the impairment and presentation model for debt securities.

Under the amended impairment model, other-than-temporary impairment loss is recognized in earnings if the entity has the intent to sell the debt security, or if it is more likely than not that it will be required to sell the debt security before recovery of its amortized cost basis. However, if an entity does not expect to sell a debt security, it still needs to evaluate expected cash flows to be received and determines if a credit loss exists. In the event of a credit loss, only the amount of impairment associated with the credit loss is recognized currently in earnings. During 2015 and 2016 no other-than-temporary impairments were recorded. For further information refer to Note 4 - Marketable Securities.

The marketable securities held by the Company are pledged to secure future rent payments for the Company's facilities in Israel.

g.	Property and equipment, net

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual depreciation rates:
%
Computers and peripheral equipment	33
Office furniture and equipment	3 - 20 (mainly 7)
Leasehold improvements	Over the shorter of the lease term or useful economic life

h.	Impairment of long-lived assets

The Company's long-lived assets and certain identifiable intangibles are reviewed for impairment in accordance with ASC 360, "Property, Plant and Equipment" ("ASC 360"), whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

i.	Intangible assets:

Intangible assets that are considered to have a definite useful life are amortized over their useful lives using a method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up in accordance with ASC 350. The Company's identifiable intangibles are reviewed for impairment in accordance with ASC 360 whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

The Company's intangible assets were all acquired in connection with historical acquisitions, including the Vexigo acquisition in 2015 and amortized mostly over 5.5 years. For further information refer to Note 3 - Business Combination. During 2014 and 2015, no impairment losses were identified. In 2016 the Company’s Video Advertising technology was fully impaired and an impairment in amount of $3,763 was recorded. For further information refer to Note 7 - Intangible Assets.

j.	Goodwill

Goodwill and other certain purchased intangible assets have been recorded in the Company's financial statements as a result of acquisitions. Goodwill represents the excess of the purchase price in a business combination over the fair value of the net tangible and intangible assets acquired. Under ASC 350, "Intangible - Goodwill and Other," ("ASC 350") goodwill is not amortized, but rather is subject to an annual impairment test.

ASC 350 requires goodwill to be tested for impairment at the reporting unit level at least annually or between annual tests in certain circumstances, and written down when impaired. Goodwill is tested for impairment by comparing the fair value of the reporting unit with its carrying value.

ASC 350 allows an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. If the qualitative assessment does not result in a more likely than not indication of impairment, no further impairment testing is required. If it does result in a more likely than not indication of impairment, the two-step impairment test is performed. Alternatively, ASC 350 permits an entity to bypass the qualitative assessment for any reporting unit and proceed directly to performing the first step of the goodwill impairment test.

The Company operates in three operating segments, which also comprise its reporting units: Enterprise, Service Providers and Video Advertising. The Company's goodwill balance is assigned to the Enterprise and Video Advertising reporting units. The Company performs an annual impairment test of its reporting units as of October 1, 2016 of each year, or more frequently if impairment indicators are present. Fair value of the reporting units is determined using discounted cash flows. Significant estimates used in the fair value methodologies include estimates of future cash flows, future growth rates and the weighted average cost of capital of the reporting units.

Based on the impairment analysis the Company did not identify any impairment losses for the goodwill assigned to the Enterprise reporting unit. The material assumptions used for the income approach were five (5) years of projected cash flows, with a discount rate of 18.5%.

During the fourth quarter of 2016, the Company performed an impairment test with respect to the goodwill assigned to the Video Advertising business unit. The Company concluded that the carrying value of the reporting unit exceeded its fair value, and therefore, an impairment of goodwill existed and the second step of the goodwill impairment test was required. The material assumptions used for the income approach were four (4) years of projected cash flows, with a discount rate of 16.9%.

In accordance with ASC350 if goodwill and another asset (or asset group) of a reporting unit are tested for impairment at the same time, the other asset (or asset group) shall be tested for impairment before goodwill. If the asset group was impaired, the impairment loss would be recognized prior to goodwill being tested for impairment. As stated above, the Company’s Video Advertising technology was fully impaired. In addition, the goodwill balance assigned to the Video Advertising business unit as of December 31, 2016 in the amount of $4,819 was also fully impaired. For further information refer to Note 8 - Goodwill.

k.	Severance pay:

The Company's liability for severance pay for its Israeli employees is calculated pursuant to Israel's Severance Pay Law. Some of the Israeli employees are included under section 14 of the Israeli Severance Compensation Law ("Section 14"). Under Section 14, the Company's monthly deposits, at a rate of 8.33% of such employees' monthly salary, are made on their behalf with insurance companies on account of severance pay. Payments in accordance with Section 14 release the Israeli companies from any future severance payments in respect of those employees. Deposits under Section 14 are not recorded as an asset in the Company's balance sheet.

Israel-based employees that are not subject to section 14 of the Israeli Severance Pay Law are entitled to a severance pay of one month's salary for each year of employment or a portion thereof. The Company's severance pay liability for employees, that are not subject to Section 14, is fully provided by an accrual and the monthly deposits with insurance policies is recorded as an asset in the Company's balance sheet.

Severance expense for the years ended December 31, 2016 and 2015 amounted to approximately $116 and $88, respectively.

l.	Revenue recognition:

The Company generates revenues from three major sources: telecom services, telecom product sales and video advertising.

Telecom services and product sales

The Company generates revenues mainly from licensing the rights to use its software products and from providing maintenance, hosting and managed services, support and training. Certain software licenses require significant customization. The Company sells its products directly to end-users and indirectly through resellers and OEMs (who are considered end users).

Revenues from maintenance, hosting and managed services are recognized when all criteria outlined in ASC 985-605, "Revenue Recognition -Software", are met. Revenue from license fees is recognized when persuasive evidence of an agreement exists, delivery of the product has occurred, no significant obligations with regard to implementation remain, the fee is fixed or determinable and collectability is probable. The Company does not grant a right of return to its customers.

Where software arrangements involve multiple elements, revenue should allocated to each undelivered element based on vendor specific objective evidence ("VSOE") of the fair values of each undelivered element in the arrangement, in accordance with the "residual method".

Under the residual method, the fair value of the undelivered elements is deferred and the remaining portion of the arrangement fee is allocated to the delivered element and is recognized as revenue when all revenue recognition criteria of ASC 985-605, as amended, are satisfied. Under the residual method, any discount in the arrangement is allocated to the delivered element. If sufficient specific objective evidence does not exist for all undelivered elements, revenue is deferred for the entire arrangement until all revenue recognition criteria are met for such undelivered elements.

Revenues from maintenance and support services are recognized over the term of the maintenance and support agreement on a straight line basis.

Revenues from cloud and managed services are recognized based on SAB 104 and ASC 605-25, when delivery has occurred or services have been rendered, the fee is fixed or determinable, collectability is probable and persuasive evidence of an arrangement exists. These revenues are recognized as one unit of accounting, on a straight-line basis over the term of the last undelivered element.

Deferred revenues include advance payments received under maintenance and support contracts.

Video Advertising

The Company, through its Vexigo subsidiary, allows advertisers to improve their business results by promoting marketing campaigns online via performance-based models and provides them with access and exposure to a variety of media companies, other networks and general websites. Vexigo's innovative optimization technology also enables affiliates to fully monetize their media inventory. Vexigo's customers obtain access to the Company's technology which enables advertisers to improve their business results by optimization of marketing campaign targeting. Vexigo's technology also enables partnerships between affiliates and advertisers. Revenue generally derived from charges to advertisers based on Cost per Mille ("CPM"). Advertisers are charged monthly based on the number of times a user clicks on ads. The Company recognizes revenue from an advertisement at that time when all four mentioned revenue recognition criteria have been met.

Video Advertising revenues are recognized based on SAB 104 and ASC 605-45 "Principal Agent Considerations". ASC 605-45 addresses whether a company should recognize revenue based on (a) the gross amount billed to a customer because it has earned revenue from the sale of the goods or services or (b) the net amount retained (that is, the amount billed to a customer less the amount paid to a publishers) because it has earned a commission or fee. The determination of whether revenues should be reported on a gross or net basis is based on an assessment of whether Vexigo is acting as a principal or an agent in the transaction. In determining whether Vexigo acts as a principal or an agent, the Company follows the accounting guidance for principal-agent considerations. While none of the factors identified in this guidance is individually considered presumptive or determinative, Vexigo has determined that in certain transactions, it is the primary obligor and has a structured inventory risk resulting from the fact that not all purchased ad spaces will be sold.

Accordingly, revenue from this activity is recorded as the gross amount billed to a customer. On the other hand, in arrangements in which Vexigo is not the primary obligor and has no inventory risk, revenues are recognized on the net amount retained.

m.	Research and development expenses:

Research and development costs are charged to the consolidated statements of operation, as incurred. Expenditure on research activities, undertaken with the prospect of gaining new scientific or technical knowledge and understanding, is recognized in the statement of operation when incurred.

n.	Capitalized development costs:

Capitalized development costs are recognized in accordance with ASC 350-40 "Capitalized Development Costs". Development activities involve a plan or design for the production of new or substantially improved products and processes. Development expenditure is capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Company intends to and has sufficient resources to complete development and to use or sell the asset. The expenditure capitalized includes the cost of direct labor costs that are directly attributable to preparing the asset for its intended use. Other development expenditure is recognized in profit or loss as incurred. Capitalized development expenditure is measured at cost less accumulated amortization and accumulated impairment losses. As of December 31, 2016 and 2015, the Company's total capitalized development costs amounted to $380 and $411, respectively. For further information refer to Note 7 - Intangible Assets.

o.	Income taxes:

The Company accounts for income taxes and uncertain tax positions in accordance with ASC Topic 740, "Income Taxes" ("ASC 740"). ASC 740 prescribes the use of the liability method, according to which deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. Valuation allowances are provided to reduce deferred tax assets to the amounts that are more likely-than-not to be realized.

The Company implements a two-step approach to recognizing and measuring uncertain tax positions accounted for in accordance with ASC 740. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.

p.	Accounting for share-based compensation ("ASC 718"):

The Company accounts for share-based compensation in accordance with ASC 718, "Compensation - Stock compensation," which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made to employees, directors and non-employees. ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of operations.

The Company recognizes these compensation costs net of a forfeiture rate and recognizes the compensation costs for only those shares expected to vest on an accelerated method over the requisite service period for each separately vesting portion of the award, which is the option vesting term of four years.

ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.
The Company selected the Black-Scholes-Merton option pricing model as the most appropriate fair-value method for its stock-option compensation awards and values restricted stock units based on the market value of the underlying shares at the date of grant. The Company estimates the fair value of stock options granted with the following weighted average assumptions for 2016 and 2015:

	Year ended December 31,
Stock options	2016	2015

Expected volatility (1)	87.59%-90.62%	81.57%-85.95%
Risk-free interest (2)	0.95%-1.29	1.08%-1.09%
Dividend yield (3)	0%	0%
Expected life (years) (4)	3.75-6.25	3.75

(1)	The computation of expected volatility is based on realized historical share price volatility of the Company's stock.

(2)	The risk-free interest rate is based on the yield from U.S. Treasury Bonds with an equivalent term;

(3)
The dividend yield assumption is based on the Company's historical experience and expectation of future dividend payouts. The Company has historically not paid dividends and has no foreseeable plans to pay cash dividends in the future.

(4)	Expected term of options granted represents the period of time that options granted are expected to be outstanding, and is estimated based on the Company's history.

The Company applies ASC 505-50 "Equity-Based Payment to Non-Employees" ("ASC 505-50") with respect to options and warrants issued to non-employees which requires the use of option valuation models to measure the fair value of the options and warrants at the measurement date.

q.	Fair value of financial instruments:

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

The carrying amounts of cash and cash equivalents, restricted cash, marketable securities, trade receivables, other accounts receivable, trade payables, long term contingent earn-out liability and accrued liabilities approximate their fair value, due to the maturity of such instruments.

The Company applies ASC 820 "Fair Value Measurement" ("ASC 820") which clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -	quoted prices in active markets for identical assets or liabilities.

Level 2 -
inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 -	unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The fair value of the Company’s marketable securities are based on quoted market prices and classified within Level 1 (Refer to Note 4). The Company’s derivatives instruments are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments. The long term contingent earn-out consideration, based on future earnings of the Vexigo product line, are classified within Level 3 (Refer to Note 3).

r.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, restricted cash, marketable securities, trade receivables and other account receivable.

Cash, cash equivalents and restricted cash are deposited with major banks in Israel, Hong Kong and the United States. Such deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the financial institutions that hold the Company's investments are institutions with high credit standing, and accordingly, minimal credit risk exists with respect to these investments.

The Company's customers are located mainly in the United States (see Note 14). The Company performs ongoing credit evaluations of its customers. In certain circumstances, the Company may require letters of credit, other collateral or additional guarantees.

The allowance for doubtful accounts is determined with respect to specific debts that are doubtful of collection according to management estimates.

The Company's marketable securities include investments in equity securities and Israeli government securities. Management believes that the portfolio is well diversified, and accordingly, minimal credit risk exists with respect to these marketable securities. The Company has no off-balance-sheet concentrations of credit risk.

s.	Basic and diluted net earnings (loss) per share:

Basic net earnings (loss) per share are computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted net earnings (loss) per share is computed based on the weighted average number of Ordinary shares outstanding during each year, plus dilutive potential Ordinary shares considered outstanding during the year, in accordance with ASC topic 260, "Earnings Per Share" ("ASC 260").

Basic net earnings per share are computed based on the weighted average number of Ordinary shares outstanding during each year. No options have been included in the calculation of the diluted net earnings per Ordinary share due to the Company losses during all year presented.

t.	Derivatives instruments:

ASC 815, "Derivatives and Hedging"("ASC 815"), as amended, requires the Company to recognize all derivatives on the balance sheet at fair value. The Company entered into put and call option contracts to hedge certain transactions denominated in foreign currencies. The purpose of the Company's foreign currency hedging activities is to protect the Company from risk that the eventual dollar cash flows from international activities will be adversely affected by changes in the exchange rates. The Company's put option contracts did not qualify as hedging instruments under ASC 815.

Changes in the fair value of put option contracts are reflected in the consolidated statements of operations as financial income or expense, when they occur.

During 2016, 2015 and 2014, the Company entered into forward, call and put option contracts in the aggregate notional amounts of $8,200, $4,200 and $3,350, respectively, which converted a portion of its floating currency liabilities to a fixed rate basis, thus reducing the impact of exchange rate fluctuations on the Company's cash flow. In 2016, 2015 and 2014, the revaluation income (expenses) from these contracts with respect to the above transactions were $6, $(7) and $(79), respectively, and are presented in the statements of operations as financial income (expense), net. As of December 31, 2016, the Company had outstanding call and put option contracts in the amount of $ 1,950.

u.	Comprehensive income (loss):

The Company accounts for comprehensive income (loss) in accordance with ASC Topic 220, "Comprehensive Income". This statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income (loss) generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of other comprehensive income relate to unrealized gains and losses on available for sale marketable securities and changes in foreign currency translation adjustments.

v.	Treasury shares:

Company shares held by MTS as treasury shares are recognized at cost, and as a deduction from equity. Any gain or loss arising from a purchase, sale, issuance or cancellation of treasury shares is recognized directly in equity.

w.	Impact of recently issued accounting standards

1.
In February 2016, the FASB issued ASU 2016‑02—Leases (ASC 842), which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e. lessees and lessors). The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight line basis over the term of the lease, respectively. A lessee is also required to record a right‑of‑use asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. Leases with a term of 12 months or less will be accounted for similar to existing guidance for operating leases today. The new standard requires lessors to account for leases using an approach that is substantially equivalent to existing guidance for sales‑type leases, direct financing leases and operating leases. The ASU is expected to impact our consolidated financial statements as we have certain operating lease arrangements. ASC 842 supersedes the previous leases standard, ASC 840 Leases. The standard is effective on January 1, 2019, with early adoption permitted. The Company is currently in the process of evaluating the impact of the adoption of this standard on its consolidated financial statements.

2.
In March 2016, the FASB issued ASU 2016-09 "Improvements to Employee Share-Based Payment Accounting". This ASU affects entities that issue share-based payment awards to their employees. The ASU is designed to simplify several aspects of accounting for share-based payment award transactions which include the income tax consequences, classification of awards as either equity or liabilities, classification on the statement of cash flows and forfeiture rate calculations. ASU 2016-09 will become effective for the Company in the annual period ending August 31, 2018. Early adoption is permitted in any interim or annual period. The Company is currently in the process of evaluating the impact of the adoption of this standard on its consolidated financial statements.

3.
On May 28, 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers, requiring an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. The updated standard will replace most existing revenue recognition guidance in U.S. GAAP when it becomes effective and permits the use of either the retrospective or cumulative effect transition method.

In April 2016, the FASB issued ASU 2016-10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing. ASU 2016-10 covers two specific topics: performance obligations and licensing. This amendment includes guidance on immaterial promised goods or services, shipping or handling activities, separately identifiable performance obligations, functional or symbolic intellectual property licenses, sales-based and usage-based royalties, license restrictions (time, use, geographical) and licensing renewals. In addition, in May 2016, FASB issued ASU No. 2016-12, Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients, which is intended to not change the core principle of the guidance in Topic 606, but rather affect only the narrow aspects of Topic 606 by reducing the potential for diversity in practice at initial application and by reducing the cost and complexity of applying Topic 606 both at transition and on an ongoing basis.

In August 2015, the FASB issued ASU No. 2015-14, Revenue from Contracts with Customers: Deferral of the Effective Date, which deferred the effective date of the new revenue standard for periods beginning after December 15, 2016 to December 15, 2017, with early adoption permitted but not earlier than the original effective date. Accordingly, the updated standard is effective for the Company in the first quarter of 2018 and the Company does not plan to early adopt. The Company has not yet selected a transition method and the Company is currently evaluating the effect that the updated standard will have on the Company's consolidated financial statements and related disclosures.

While the Company is continuing to assess all potential impacts of the new standard, the Company currently believes the most significant impact relates to the Company's accounting for arrangements that include software licenses bundled with maintenance and support. Under current GAAP, the revenue attributable to these software licenses is recognized ratably over the term of the arrangement because VSOE does not exist for the undelivered maintenance and support element as it is not sold separately. The requirement to have VSOE for undelivered elements to enable the separation of revenue for the delivered software licenses is eliminated under the new standard. Accordingly, under the new standard the Company will be required to recognize as revenue a portion of the arrangement fee upon delivery of the software license. Except of the changes above, the Company currently expects revenue related to the product, services and cloud offerings will remain substantially unchanged. However, the Company is still in the process of evaluating the impact of the new standard on these arrangements and additional changes may be identified. Due to the complexity of certain of our contracts, the actual revenue recognition treatment required under the new standard for these arrangements may be dependent on contract-specific terms and may vary in some instances.

4.
In August 2016, FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230) Classification of Certain Cash Receipts and Cash Payments. ASU 2016-15 eliminates the diversity in practice related to the classification of certain cash receipts and payments for debt prepayment or extinguishment costs, the maturing of a zero coupon bond, the settlement of contingent liabilities arising from a business combination, proceeds from insurance settlements, distributions from certain equity method investees and beneficial interests obtained in a financial asset securitization. ASU 2016-15 designates the appropriate cash flow classification, including requirements to allocate certain components of these cash receipts and payments among operating, investing and financing activities. The retrospective transition method, requiring adjustment to all comparative periods presented, is required unless it is impracticable for some of the amendments, in which case those amendments would be prospectively as of the earliest date practicable. The standard is effective on January 1, 2019. The Company is currently assessing the impact of the adoption of this standard on its consolidated financial statements and footnote disclosures.